Taxes (Details 2) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Statement Line Items [Line Items]
Balance, start of period	$ (10,944,000)	$ (11,369,000)
Charged to the consolidated statement of comprehensive loss	(2,489,000)	425,000
Balance, end of period	(13,433,000)	(10,944,000)
Deferred tax liabilities, mineral properties [member]
Statement Line Items [Line Items]
Balance, start of period	(10,655,000)	(11,115,000)
Charged to the consolidated statement of comprehensive loss	(2,321,000)	460,000
Balance, end of period	(12,976,000)	(10,655,000)
Deferred tax liabilities, debt issuance cost [member]
Statement Line Items [Line Items]
Balance, start of period	(289,000)	(254,000)
Charged to the consolidated statement of comprehensive loss	(168,000)	(35,000)
Balance, end of period	(457,000)	(289,000)
Non-capital losses [member]
Statement Line Items [Line Items]
Balance, start of period	10,655,000	11,115,000
Charged to the consolidated statement of comprehensive loss	2,321,000	(460,000)
Balance, end of period	12,976,000	10,655,000
Deferred tax assets, debt issuance cost [member]
Statement Line Items [Line Items]
Balance, start of period	289,000	254,000
Charged to the consolidated statement of comprehensive loss	168,000	35,000
Balance, end of period	$ 457,000	$ 289,000